Note 47 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Number Of Shares (Details)	6 Months Ended
	Jun. 30, 2018 shares
Tomas Alfaro Drake
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	10,367
Number Of Outstanding Share Options	83,449
Jose Miguel Andres Torrecillas
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	12,755
Number Of Outstanding Share Options	36,565
Belen Garijo Lopez
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	7,865
Number Of Outstanding Share Options	34,641
Sunir Kumar Kapoor
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	4,811
Number Of Outstanding Share Options	8,976
Carlos Loring Martinez de Irujo
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	11,985
Number Of Outstanding Share Options	98,876
Lourdes Maiz Carro
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	7,454
Number Of Outstanding Share Options	23,160
Jose Maldonado Ramos
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	11,176
Number Of Outstanding Share Options	78,995
Juan Pi Llorens
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	11,562
Number Of Outstanding Share Options	54,171
Susana Rodriguez Vidarte
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	12,425
Number Of Outstanding Share Options	104,983
Total remuneration for non executive directors
Explanatory Number Of Shares Line Items
Number Of Instruments Granted In Share based Payment Arrangement	90,400	[1]
Number Of Outstanding Share Options	523,816	[1]

[1]	(1) Additionally, 10,188 “theoretical shares” were allocated to José Antonio Fernández Rivero, who ceased as director on March 16, 2018.